First Trust Dorsey Wright Momentum and Low Volatility ETF Expense Example, No Redemption - First Trust Dorsey Wright Momentum and Low Volatility ETF - First Trust Dorsey Wright Momentum and Low Volatility ETF
Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	$ 750